COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Convertible redeemable preferred shares, redemption value | ¥	¥ 0	¥ 7,262,965,150
Ordinary shares, shares authorized	500,000,000	479,999,830
Ordinary shares, shares issued	34,568,689	10,170,111
Ordinary shares, shares outstanding	32,751,819	8,063,790
Treasury Stock, Common, Shares	291,207	0
Convertible Redeemable Preferred Shares [Member]
Convertible redeemable preferred shares, redemption value | ¥	¥ 0	¥ 7,262,965,150